Selling, General and Administrative expenses - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling, General and Administrative expenses
Selling, general and administrative expenses	€ 18,855,000	€ 14,712,000	€ 9,386,000
Selling, General and Administrative expense
Selling, General and Administrative expenses
Selling, general and administrative expenses	18,900,000	€ 14,700,000	€ 9,400,000
Percentage of increase in selling, general and administrative expenses		28.20%	56.70%
Increase in selling, general and administrative expenses		€ 4,100,000
Increase in consulting and contractors' fees		1,900,000
Transaction costs	€ 494,000
Variable compensations included in consulting and contractors' fees		1,900,000
Cash-settled share based payment transaction			€ 2,000,000.0
Increase in insurance expenses		€ 1,000,000.0